Interim Condensed Consolidated Statements of Cash Flows ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Cash flows from operating activities:
Net income	¥ 1,110	$ 158	¥ 725
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation of fixed assets and computer parts	2,826	400	2,769
Amortization of intangible assets	293	41	327
Deferred income tax, net	683	97	579
Share-based compensation	3,336	473	2,832
Provision for doubtful accounts	396	56	159
Investment and interest income	(2,681)	(379)	(2,284)
Amortization and impairment of licensed copyrights	6,770	958	5,657
Amortization and impairment of produced content	2,194	311	1,618
Impairment of other assets	2,874	407	653
Loss from equity method investments	1,551	220	431
Barter transaction revenue	(939)	(133)	(177)
Other non-cash expenses	341	46	152
Other operating activities	(12)	(2)	(50)
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Accounts receivable	482	68	(1,013)
Amounts due from related parties	(240)	(34)	(614)
Licensed copyrights, net	(5,559)	(787)	0
Produced content	(2,253)	(319)	(2,365)
Other assets	(156)	(22)	(1,301)
Customer deposits and deferred revenue	157	22	249
Accounts payable and accrued liabilities	(1,056)	(149)	378
Deferred income	5	1	(39)
Amounts due to related parties	264	37	(60)
Net cash generated from operating activities	10,386	1,470	8,626
Cash flows from investing activities:
Acquisition of fixed assets	(1,399)	(198)	(4,332)
Acquisition of businesses, net of cash acquired	(693)	(98)	(506)
Acquisition of licensed copyrights	0	0	(5,702)
Acquisition of intangible assets excluding licensed copyrights	(150)	(21)	(152)
Purchases of held-to-maturity investments	(64,990)	(9,199)	(49,388)
Maturities of held-to-maturity investments	48,454	6,858	21,722
Purchases of available-for-sale investments	(91,611)	(12,967)	(75,776)
Sales and maturities of available-for-sale investments	89,912	12,726	101,244
Purchases of other long-term investments	(2,024)	(286)	(2,383)
Proceeds from disposal of long-term investments	2,034	288	421
Disposal of subsidiary's shares	(49)	(7)	(322)
Repayment of loans provided to related parties	100	14	0
Other investing activities	12	2	(23)
Net cash used in investing activities	(20,404)	(2,888)	(15,197)
Cash flows from financing activities:
Proceeds from short-term loans	2,175	308	1,291
Repayments of short-term loans	(1,178)	(167)	(321)
Repayments of long-term loans	(296)	(42)	(5)
Proceeds from issuance of long-term notes, net of issuance costs	7,004	991	(10)
Repayment of long-term notes	(5,378)	(761)	(6,821)
Proceeds from issuance of convertible notes, net of issuance costs	0	0	7,910
Purchase of capped call	0	0	(567)
Proceeds from issuance of subsidiaries' shares	108	15	225
Repurchase of ordinary shares	(5,133)	(727)	(1,999)
Proceeds from exercise of share options	2	0	10
Other financing activities	(67)	(9)	(83)
Net cash used in financing activities	(2,763)	(392)	(370)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	219	31	53
Net decrease in cash, cash equivalents and restricted cash	(12,562)	(1,779)	(6,888)
Cash, cash equivalents and restricted cash at beginning of the period	34,439	4,875	29,827
Cash, cash equivalents and restricted cash at end of the period	21,877	3,096	22,939
Supplemental disclosure:
Acquisition of fixed assets included in accounts payable and accrued liabilities	925	131	1,302
Acquisition of licensed copyrights included in accounts payable and accrued liabilities	4,739	671	5,551
Acquisition of licensed copyrights from nonmonetary content exchanges	¥ 661	$ 94	¥ 455